Property, plant and equipment (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 134,583,893	$ 104,966,095
Agricultural Assets [Member]
IfrsStatementLineItems [Line Items]
Depreciation expense	1,092,661	1,724,762
Other assets [member]
IfrsStatementLineItems [Line Items]
Depreciation expense	850,675	991,402
Net Income [Member]
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 133,733,218	$ 103,974,693